Discontinued Operations (Schedule Of Revenue From Tysabri ROW) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Line Items]
Operating expenses	$ (377.5)	$ (238.3)	$ (510.8)
Operating income/(loss)	(377.5)	(235.1)	(478.9)
Sales Revenue, Goods, Net	0.2	4.0	43.1
Tysabri - ROW [Member]
Revenue [Line Items]
Global In Market Net Sales	745.1	764.1	636.8
Sales Revenue, Goods, Net	316.6	317.6	258.3
Biogen Idec [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Global In Market Net Sales	745.1	764.1	636.8
Elan Corp Plc And Biogen Idec [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Operating expenses	(316.3)	(349.3)	(303.8)
Operating income/(loss)	428.8	414.8	333.0
Elan Corp PLC [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Elan's share of collaboration operating profit	214.4	207.4	166.5
Directly incurred costs	$ 102.2	$ 110.2	$ 91.8